The Arbor Fund
                                  Annual Report

                             ----------------------
                             AS OF JANUARY 31, 1997

                                    Golden Oak
                                 Family of Funds


                                   ADVISED BY
                                  CITIZENS BANK

TABLE OF CONTENTS


Letter to Shareholders ................................................. 2

Managers' Discussion of Fund Performance ............................... 4

Report of Independent Accountants ...................................... 8

Statements of Net Assets ............................................... 9

Statement of Operations ................................................15

Statement of Changes in Net Assets .....................................16

Financial Highlights ...................................................18

Notes to Financial Statements ..........................................19

Notice to Shareholders .................................................23

Dear Shareholder:

Following a very strong year for financial assets in 1995, expectations for the economy and the securities markets were rather modest as 1996 unfolded. A very optimistic employment report in February, however, proved to be the beginning of several months of impressive economic data. The better-than-expected news was a depressant for bonds and a "health tonic" for stocks, as the Dow Jones Industrial Average pushed into uncharted territory.

By July the economy was clearly exceeding the Federal Reserve's unofficial "speed limit", and the combination of expected Fed tightening and worry about the sustainability of corporate earnings resulted in a sharp correction for stocks. By the end of the month, however, the stock market strengthened again, and in August, bonds joined the late summer-fall rally as the economy settled back to a moderate growth rate.

The outlook for the national economy continues to look favorable. Unless inflation cycles upward, which appears to be a low-odds bet, interest rates should remain in a reasonably narrow trading range with rising rates sowing the seeds of the next decline.

Better-than-expected corporate earnings were limited to the financial, technology, energy and capital goods producers in 1996. If the group of "champions" continues to narrow this year, then the stock market averages could have a hard time sustaining the highs reached in January unless corporate buybacks of stock increase from recent levels.

Once again we feel the need to repeat the truism that financial markets will not go up each and every year. Therefore, you should concentrate on establishing and maintaining an investment mix of stocks and bonds which best fits your financial needs and objectives. Don't succumb to the temptation to simply chase whatever market fad has been the most rewarding in the recent past. Investment styles constantly rotate, and last year's leaders are likely to be tomorrow's laggards.

We value the opportunity to serve your investment needs, and we are committed to making the Golden Oak Funds an important part of your financial wealth-building. Thank you for your continued confidence in our efforts.



                                           Sincerely,
                                           /S/SIGNATURE
                                           Dana A. Czmer
                                           Senior Vice President & Trust Officer
                                           Citizens Bank

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1997

                   GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO

For the 12-month period ended January 31, 1997 the Class A shares of the Golden Oak Intermediate-Term Income Portfolio had a total return of 2.31%, as compared to the benchmark Lehman Intermediate Government/ Corporate Index (the "Index") measure of 3.57%. The SEC 30-day yield for Class A shares as of January 31, 1997 was 5.73%. Class B shares had a total return of 2.05%. The SEC 30-day yield for Class B shares as of January 31, 1997 was 5.22%.

As we entered 1996, we expected interest rates to fall and the Federal Reserve to continue easing. Our economic analysis did not support the view, however, that the economy would be heading into recession. We believed that the bond market had already discounted more Fed easing in the near term than was reasonable to expect. With this uncertainty in the market place, we maintained portfolio structure near that of the Index with respect to both sector distribution and duration.

During that first quarter, the Federal Reserve stopped cutting rates as the strong employment situation raised inflation fears in the bond market. The sell-off in bonds lasted through mid-year. Near the end of the first quarter, the portfolio shifted from a neutral duration versus the Index to a modest defensive position. In addition, a modified barbell structure was created by overweighting one and five-year Treasuries and underweighting two- and three-year Treasuries. Both strategies proved insufficient to match the performance of the Index. In the first two quarters, the portfolio returned -1.06% and .46% versus -.83% and .63% Index performance.

Interest rates peaked early in the third quarter on the release of a 4.70% second quarter GDP growth rate. The strength in the economy proved to be short-lived, however. As economic fundamentals trended lower, interest rates began moving in a wide trading range. Believing that the strong employment situation would eventually lead to a moderate inflation cycle, the portfolio maintained a below-Index duration throughout most of this period. This proved to be an overly cautious position.

Performance for the third quarter was 1.30% versus 1.78% for the Index and 2.01% in the fourth quarter versus 2.45% for the Index.

We are watching energy prices, the employment cost index, the consumer and producer price indices, and other basic economic indicators for signs of divergence (positive or negative) from their established trends. We expect moderate economic growth of 2.50% to 3.00% for the year. The Consumer Price Index will likely move to 3.25% during 1997 as we begin a mild inflation cycle. The Federal Reserve should keep monetary policy steady throughout the first quarter of 1997 and intermediate interest rates should stay in a narrow trading range.

In an environment of stable interest rates, our focus will be on generating income in excess of the Index. As rates move to the high end of the trading range, the portfolio will extend to lock in higher yields. We expect to maintain an overweighting in mortgage-backed, asset-backed and corporate securities versus the Index. The duration of the portfolio will remain neutral to moderately long versus the Index until a better indication of economic direction presents itself.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1997

 --------------------   INVESTMENT PERFORMANCE ANALYSIS   --------------------

                         AVERAGE ANNUAL TOTAL RETURN(1)

                                     CLASS A
                              CLASS B WITHOUT LOAD
                              CLASS B WITH LOAD(2)

                                     1 YEAR
                                      2.31%
                                      2.05%
                                     -2.56%

                                    INCEPTION
                                      4.99%
                                      4.53%
                                      3.20%

                               [GRAPHIC OMITTED]

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the Golden Oak Intermediate-Term Income Portfolio, Class A from February 28, 1993 through January 31, 1997 as compared with the growth of $10,000 investment in the Lehman Brothers Intermediate Government/Corporate Index.

Plot Points

           Initial Investment Date 2/28/93    Jan-94    Jan-95    Jan-96    Jan-97
Golden Oak Intermediate-
  Term Income Portfolio, Class A   $10,000   $10,569   $10,399   $11,733   $12,004
Lehman Brothers Intermediate
  Government/Corporate Index       $10,000   $10,622   $10,475   $11,981   $12,409

                               [GRAPHIC OMITTED]

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the Golden Oak
Intermediate-Term Income Portfolio, Class B without load from June 30, 1993 through January 31, 1997 as compared with the growth of $10,000 investment in the Lehman Brothers Intermediate Government/Corporate Index.

Plot Points

           Initial Investment Date 6/30/93    Jan-94    Jan-95    Jan-96    Jan-97
Golden Oak Intermediate-
  Term Income Portfolio, Class B   $ 9,550   $ 9,860   $ 9,678   $10,891   $11,114
Lehman Brothers Intermediate
  Government/Corporate Index       $10,000   $10,356   $10,213   $11,682   $12,099

1 FOR THE PERIOD ENDED JANUARY 31, 1997. PAST PERFORMANCE OF THE PORTFOLIO
  IS NOT PREDICTIVE OF FUTURE PERFORMANCE.INDIVIDUAL CLASS B
  SHARES WERE OFFERED BEGINNING JUNE 18, 1993. CLASS A SHARES WERE
  OFFERED BEGINNING FEBRUARY 1, 1993.
2 PERFORMANCE OF THE CLASS B SHARES REFLECTS THE MAXIMUM FRONT END
  SALES CHARGE OF 4.50%.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1997


                     GOLDEN OAK DIVERSIFIED GROWTH PORTFOLIO

As was the case in 1995 the dominant factor in determining investment results was market capitalization with the largest issues having the highest returns. While all of the capitalization groups participated in the up move during the first three quarters of the year, the market narrowed in the fourth quarter, with only the largest issues generating substantial returns. This was particularly true in the technology area, a sector that we maintained a significant position in all year. According to Vestek, on a capitalization weighted basis the technology group, driven by IBM, Intel and Microsoft, was up 9.3% during the quarter. On an equal weighted basis, the group was off 4.3%. The divergence was even wider for the full year, with the cap weighted returns at 30.6% and equal weighted returns at 12.2%. Our policy of equal weighting our positions negatively impacted returns, but only in the fourth quarter. Through the first three quarters we were running 3.7% ahead of the S&P/BARRA Large Cap Growth Index (the "Index") on a year to date basis. The market's narrowing in the fourth quarter caused us to lag the Index by roughly what we were ahead through September. The effect was to give us our Index-like return for the year.

As we enter 1997, our bottom up stock selection process has led us to an overweighting relative to the Index in the technology, financial services, energy and retail sectors. We are underweighted in consumer stocks, both durables and non-durables, and in the healthcare sector. From a valuation point of view the portfolio is well structured. The growth rate on a forward-looking basis is 32% higher than the Index while the price/earnings ratio is the same as the Index at 18.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1997


--------------------   INVESTMENT PERFORMANCE ANALYSIS   --------------------

                         AVERAGE ANNUAL TOTAL RETURN(1)

                                     CLASS A
                              CLASS B WITHOUT LOAD
                              CLASS B WITH LOAD(2)

                                     1 YEAR
                                     23.79%
                                     23.56%
                                     16.48%

                                    INCEPTION
                                     11.04%
                                     13.18%
                                     11.36%

                               [GRAPHIC OMITTED]

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the Golden Oak Diversified Growth Portfolio, Class A from February 28, 1993 through
January 31, 1997 as compared with the growth of $10,000 investment in the Frank Russell Growth Index.

Plot Points

      Initial Investment Date 2/28/93 Jan-94 Jan-95 Jan-96 Jan-97 Golden Oak Diversified
  Growth Portfolio, Class A   $10,000   $11,048   $10,469   $12,439   $15,398
Frank Russell Growth Index    $10,000   $10,820   $11,089   $15,393   $19,625

                               [GRAPHIC OMITTED]

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the Golden Oak Diversified Growth Portfolio, Class B without load from June 30, 1993 through January 31, 1997 as compared with the growth of $10,000 investment in the Frank Russell Growth Index.

Plot Points

      Initial Investment Date 6/30/93 Jan-94 Jan-95 Jan-96 Jan-97 Golden Oak Diversified
  Growth Portfolio, Class B   $ 9,425   $10,519   $ 9,913   $11,740   $14,506
Frank Russell Growth Index    $10,000   $10,783   $11,050   $15,340   $19,557

1 FOR THE PERIOD ENDED JANUARY 31, 1997. PAST PERFORMANCE OF THE PORTFOLIO
  IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS B SHARES WERE OFFERED BEGINNING JUNE 18, 1993. CLASS A SHARES WERE OFFERED BEGINNING FEBRUARY 1, 1993.
2 PERFORMANCE OF THE CLASS B SHARES REFLECTS THE MAXIMUM FRONT END SALES
  CHARGE OF 5.75%.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of The Arbor Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Golden Oak Prime Obligation Money Market Portfolio, Golden Oak Intermediate-Term Income Portfolio and Golden Oak Diversified Growth Portfolio (separately managed portfolios of The Arbor Fund, hereafter referred to as the "Fund") at January 31, 1997, the results of each of their operations for the year ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1997 by correspondence with the custodian and brokers, and with respect to unsettled securities transactions, the application of alternative auditing procedures, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Philadelphia, PA
March 14, 1997

STATEMENTS OF NET ASSETS                             GOLDEN OAK FAMILY OF FUNDS
January 31, 1997

                                        Face
PRIME OBLIGATION MONEY                 Amount             Value
MARKET PORTFOLIO                       (000)              (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 52.2%
BANKING -- 9.0%
Bank of Scotland
    5.522%, 05/12/97 ..............    $4,000           $ 3,941
Commerzbank
    5.629%, 02/05/97 ..............     3,350             3,348
Dresdner
    5.438%, 02/05/97 ..............     1,790             1,789
National Bank of Canada
    5.638%, 07/21/97 ..............     6,000             5,847
                                                        -------
        Total Banking .............                      14,925
                                                        -------
FINANCIAL SERVICES -- 23.0%
BCI Funding
    5.498%, 04/22/97 ..............     5,000             4,940
BHF Finance
    5.450%, 02/25/97 ..............     5,500             5,481
Enterprise Funding
    5.508%, 04/28/97 ..............     2,034             2,008
Eureka Securities
    5.514%, 03/19/97 ..............     2,000             1,986
Kitty Hawk Funding
    5.529%, 03/03/97 ..............     5,000             4,978
Ranger Funding
    5.522%, 02/28/97 ..............     6,000             5,976
Rose Funding
    5.635%, 02/24/97 ..............     5,000             4,982
Unifunding
    5.604%, 04/21/97 .............      5,000             4,941
Westpac Capital
    5.517%, 05/09/97 .............      3,000             2,957
                                                        -------
        Total Financial Services .                       38,249
                                                        -------
INDUSTRIAL -- 19.3%
Burlington Northern Santa Fe
    5.727%, 02/24/97 .............      1,500             1,495
Carter Holt
    5.590%, 02/20/97 .............      1,500             1,495
Chrysler Financial
    5.494%, 02/13/97 .............      5,000             4,991
Cie de Saint Gobain
    5.530%, 04/28/97 .............      6,000             5,924
Ciesco
    5.491%, 02/26/97 .............      6,000             5,978
General Motors Acceptance
    5.731%, 07/14/97 .............      6,000             5,851
Praxair
    5.626%, 02/21/97 .............      1,500             1,495

                                        Face
PRIME OBLIGATION MONEY                 Amount            Value
MARKET PORTFOLIO(continued)             (000)            (000)
--------------------------------------------------------------------------------
Toshiba America
    5.576%, 04/18/97 .............     $2,000           $ 1,977
    5.588%, 05/16/97 .............      3,000             2,953
                                                        -------
       Total Industrial ..........                       32,159
                                                        -------
UTILITIES -- 0.9%
Illinois Power
    5.609%, 02/13/97 .............      1,500             1,497
                                                        -------
        Total Utilities ..........                        1,497
                                                        -------
        Total Commercial Paper
           (Cost $86,830) ........                       86,830
                                                        -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
FAMC
    5.411%, 04/01/97 .............         390              387
FFCB
    5.600%, 06/03/97 .............       5,000            4,998
FNMA (A)
    5.380%, 02/05/97 .............       9,000            9,000
                                                        -------
        Total U.S. Government Agency
           Obligations
           (Cost $14,385) ........                       14,385
                                                        -------

FLOATING RATE INSTRUMENTS -- 7.8%
Peoples Security Life (A)
    5.600%, 05/06/97 .............       2,000            2,000
    5.670%, 05/06/97 .............       4,000            4,000
SMM Trust  (A)
    5.488%, 05/29/97 .............       4,000            4,000
Travelers Insurance (A)
    5.640%, 05/06/97 .............       3,000            3,000
                                                        -------
        Total Floating Rate Instruments
           (Cost $13,000) ........                       13,000
                                                        -------

CERTIFICATES OF DEPOSIT -- 18.1%
Bank of Tokyo-Mitsubishi
    5.460%, 02/05/97 .............       5,000            5,000
BankAmerica, Illinois
    5.490%, 04/07/97 .............       5,000            5,000
Banque Nationale de Paris
    5.400%, 03/10/97 .............       5,000            5,000
Chase Manhattan Delaware
    5.500%, 07/01/97 .............       5,000            5,000
First Alabama Bank
    5.700%, 02/03/97 .............       5,000            5,000

 The accompanying notes are an integral part of the financial statements.

STATEMENTS OF NET ASSETS (continued)                GOLDEN OAK FAMILY OF FUNDS
January 31, 1997

                                           Face
PRIME OBLIGATION MONEY                     Amount            Value
MARKET PORTFOLIO(concluded)                (000)             (000)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
Svenska Handelsbanken
    5.380%, 02/19/97 .............         $3,000         $  3,000
    5.430%, 05/19/97 .............          2,000            2,000
                                                          --------
        Total Certificates Of Deposit
           (Cost $30,000) ........                          30,000
                                                          --------
BANK NOTES -- 13.2%
Bank One, Columbus (A)
    5.370%, 02/11/97 .............          6,000            5,993
First National Bank of Boston
    5.470%, 02/12/97 .............          5,000            5,000
Key Bank of Utah (A)
    5.380%, 10/30/97 .............          5,000            4,997
Southtrust, Central Carolina
    5.500%, 04/30/97 .............          6,000            6,000
                                                          --------
        Total Bank Notes
           (Cost $21,990) ........                          21,990
                                                          --------
        Total Investments-- 100.0%
           (Cost $166,205) .......                         166,205
                                                          --------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%                      (11)
                                                          --------
NET ASSETS:
Portfolio shares of Class A
(unlimited authorization --
    no par value) based on 94,519,711
    outstanding shares of beneficial interest ....          94,520
Portfolio shares of Class B (unlimited authorization --
    no par value) based on 71,691,042 outstanding
    shares of beneficial interest ................          71,691
Accumulated Net Realized Loss on Investments                   (17)
                                                          --------
Total Net Assets-- 100.0% ................                $166,194
                                                          ========
Net Asset Value, Offering Price and
    Redemption Price Per Share --
    Class A ..............................                   $1.00
                                                          ========
Net Asset Value, Offering Price and
    Redemption Price Per Share --
    Class B ..............................                   $1.00
                                                          ========
(A) Variable Rate Security -- The rate reported in the Statement of Net Assets is the rate in effect on January 31, 1997.
    The date reported is the next reset date.
FAMC--Federal Agricultural Mortgage Corporation
FFCB--Federal Farm Credit Bank
FNMA--Federal National Mortgage Association



                                       Face               Market
INTERMEDIATE-TERM INCOME              Amount              Value
PORTFOLIO                             (000)               (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 21.7%
BANKING --1.8%
JP Morgan
    7.625%, 09/15/04 .............    $2,000             $  2,087
                                                         --------
        Total Banking ............                          2,087
                                                         --------
FINANCIAL SERVICES -- 4.6%
American Express Credit
    8.500%, 06/15/99 .............       500                  524
Associates Corporation of North America
    8.550%, 07/15/09 .............     2,000                2,232
Comerica
    7.250%, 10/15/02 .............     1,000                1,025
Household Finance
    9.950%, 03/08/01 .............       500                  558
Lehman Brothers Holding
    5.750%, 02/15/98 .............     1,000                  996
                                                         --------
       Total Financial Services ..                          5,335
                                                         --------
INDUSTRIAL -- 13.3%
Anheuser Busch, Callable
    10/01/99 @ 100
    6.900%, 10/01/02 .............     3,000                3,011
Archer Daniels Midland
    10.250%, 01/15/06 ............     1,000                1,216
Chrysler Financial
    13.250%, 10/15/99 ............     1,000                1,167
Eli Lilly
    8.375%, 12/01/06 .............     1,000                1,104
Ford Motor Credit
    6.250%, 11/08/00 .............     1,000                  990
    8.200%, 02/15/02 .............     1,000                1,060
Kaiser Permanente
    9.550%, 07/15/05 .............     1,390                1,604
Martin Marietta
    6.500%, 04/15/03 .............     1,000                  985
RR Donnelley & Sons
    9.125%, 12/01/00 .............       500                  543
Union Pacific, Callable
    01/15/01 @ 100
    6.125%, 01/15/04 .............     1,000                  940
US Air
    6.760%, 04/15/08 .............       974                  945
WMX Technologies
    7.000%, 05/15/05 .............     2,000                2,002
                                                         --------
        Total Industrial .........                         15,567
                                                         --------


   The accompanying notes are an integral part of the financial statements.

STATEMENTS OF NET ASSETS (continued)                 GOLDEN OAK FAMILY OF FUNDS
January 31, 1997

                                          Face             Market
INTERMEDIATE-TERM INCOME                 Amount             Value
PORTFOLIO(continued)                      (000)             (000)
--------------------------------------------------------------------------------
UTILITIES -- 2.0%
Consolidated Edison of NY
    6.500%, 02/01/01 .............       $1,000          $    995
Pacific Gas and Electric
    8.750%, 01/01/01 .............        1,300             1,399
                                                         --------
        Total Utilities ..........                          2,394
                                                         --------
        Total Corporate Obligations
           (Cost $25,756) ........                         25,383
                                                         --------

U.S. GOVERNMENT AGENCY BONDS -- 4.8%
FHLB
    8.120%, 09/26/06 .............        1,760             1,768
FNMA
    6.000%, 12/15/00 .............        1,500             1,472
    5.990%, 10/01/03 .............        1,500             1,430
SLMA
    6.050%, 09/14/00 .............        1,000               991
                                                         --------
        Total U.S. Government Agency
           Bonds
           (Cost $5,759) .........                          5,661
                                                         --------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.6%
FHLMC
    5.600%, 09/15/00 .............         2,174            2,134
    6.500%, 03/15/17 .............            17               18
FNMA  REMIC
    7.268%, 04/25/20 .............         2,371            2,377
FNMA
    5.750%, 06/25/06 .............         1,220            1,208
    7.230%, 11/01/06 .............         2,337            2,347
GNMA CMO/REMIC
    7.000%, 02/16/24 .............         2,000            1,921
                                                         --------
        Total U.S. Agency Mortgage-Backed
           Obligations
           (Cost $10,070) ........                         10,005
                                                         --------


U.S. TREASURY OBLIGATIONS -- 54.7%
U.S. Treasury Notes
    6.875%, 02/28/97 .............       11,400            11,413
    7.875%, 04/15/98 .............       15,300            15,677
    7.750%, 02/15/01 .............       11,500            12,120

                                         Face              Market
INTERMEDIATE-TERM INCOME                Amount             Value
PORTFOLIO(continued)                    (000)              (000)
-------------------------------------------------------------------------------
U.S. Treasury Notes-- (CONTINUED)
    6.250%, 04/30/01 .............     $6,000            $  6,000
    7.500%, 05/15/02 .............      3,700               3,899
    7.875%, 11/15/04 .............      7,600               8,249
    5.875%, 11/15/05 .............      6,800               6,514
                                                         --------
        Total U.S. Treasury Obligations
           (Cost $64,079) ........                         63,872
                                                         --------

MUNICIPAL BONDS -- 0.6%
Texas State, GO
    7.250%, 12/01/99 .............        210                 217
    7.250%, 06/01/00 .............        215                 222
    7.250%, 12/01/00 .............        220                 228
                                                         --------
        Total Municipal Bonds
           (Cost $677) ...........                            667
                                                         --------

ASSET-BACKED SECURITIES -- 5.2%
Bay View 1997-Ra-1
    6.290%, 01/01/98 .............      2,000               2,000
Olympic Automobile Receivables
    Trust 1996-A A3, Callable
    03/12/98 @ 100
    5.700%, 04/15/00 .............      2,000               1,992
WFS Financial Owner Trust 1996-B A3
    6.650%, 08/20/00 .............      2,000               2,025
                                                         --------
        Total Asset-Backed Securities
           (Cost $5,985) .........                          6,017
                                                         --------

REPURCHASE AGREEMENTS -- 3.9%
Lehman Government Securities (A)
    5.48%, dated 01/31/97, matures
    02/03/97, repurchase price
    $4,537,702 (collateralized by
    U.S. Treasury Bonds, par value
    $3,053,000, 13.875%, 05/15/11;
    market value $4,643,247) .....      4,536               4,536
                                                         --------
        Total Repurchase Agreements
           (Cost $4,536) .........                          4,536
                                                         --------
        Total Investments-- 99.5%
           (Cost $116,862) .......                        116,141
                                                         --------
OTHER ASSETS AND LIABILITIES, NET-- 0.5%                      632
                                                         --------


The accompanying notes are an integral part of the financial statements.

STATEMENTS OF NET ASSETS (continued)               GOLDEN OAK FAMILY OF FUNDS
January 31, 1997

                                                        Market
INTERMEDIATE-TERM INCOME                                Value
PORTFOLIO (concluded)                                   (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio shares of Class A (unlimited
    authorization  -- no par value) based
    on 11,870,458 outstanding shares
    of beneficial interest .........                   $117,952
Portfolio shares of Class B (unlimited
    authorization -- no par value)
    based on 8,515 outstanding shares
    of beneficial interest .......                           97
Accumulated Net Realized Loss on Investments               (555)
Net Unrealized Depreciation on Investments                 (721)
                                                       --------
Total Net Assets-- 100.0% ........                     $116,773
                                                       ========
Net Asset Value, Offering Price and
    Redemption Price Per Share --
    Class A ......................                        $9.83
                                                       ========
Net Asset Value and Redemption
    Price Per Share --
    Class B ......................                        $9.83
                                                       ========

Maximum Offering Price Per Share --
    Class B ($9.83/95.5%) ........                       $10.29
                                                       ========
(A) Variable Rate Security -- The rate reported in the Statement of Net Assets is the rate in effect on January 31, 1997.
CMO--Collateralized  Mortgage Obligation
FHLB--Federal Home Loan  Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
GO--General Obligation
REMIC--Real Estate Mortgage Investment Conduit
SLMA--Student Loan Marketing Association






                                                              Market
DIVERSIFIED GROWTH                                            Value
PORTFOLIO                                 Shares              (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.3%
APPAREL -- 7.5%
Fruit of the Loom, Class A* ......         10,800            $  433
Liz Claiborne ....................         12,500               527
Nike, Class B ....................         10,000               679
Tommy Hilfiger* ..................          7,900               405
VF Corporation ...................          6,700               446
                                                             ------
        Total Apparel ............                            2,490
                                                             ------
AUTOMOTIVE -- 1.2%
Chrysler .........................         12,000               418
                                                             ------
BANKS -- 1.4%
Star Banc ........................         12,500               459
                                                             ------
BEAUTY PRODUCTS -- 1.6%
Amway Asia Pacific ...............         11,500               530
                                                             ------
BIOTECHNOLOGY -- 1.4%
Biogen* ..........................         10,000               467
                                                             ------
CHEMICALS -- 0.4%
Mallinckrodt .....................          3,500               143
                                                             ------
COMMERCIAL SERVICES -- 2.5%
ADT Limited* .....................          6,700               150
Paychex                                     9,000               436
Service International ............          8,200               238
                                                             ------
        Total Commercial Services                               824
                                                             ------
COMPUTERS/OFFICE AUTOMATION-- 9.6%
3Com* ............................          5,500               369
Cisco Systems* ...................          9,614               670
Compaq Computer* .................          5,600               486
Dell Computer* ...................         12,400               820
Gateway 2000* ....................          8,900               544
Sun Microsystems* ................          9,100               289
                                                             ------
        Total Computers/Office Automation                     3,178
                                                             ------
DRUGS -- 3.0%
American Home Products ...........          4,600               292
Merck ............................          1,300               118
Schering Plough ..................          1,900               144
Warner Lambert ...................          5,600               451
                                                             ------
        Total Drugs ..............                            1,005
                                                             ------


The accompanying notes are an integral part of the financial statements.

STATEMENTS OF NET ASSETS (continued)              GOLDEN OAK FAMILY OF FUNDS
January 31, 1997

                                                             Market
DIVERSIFIED GROWTH                                           Value
PORTFOLIO (continued)                      Shares            (000)
--------------------------------------------------------------------------------
ELECTRONIC INSTRUMENTS -- 2.7%
American Power Conversion* .......          15,200           $  409
Raychem ..........................           5,800              502
                                                             ------
        Total Electronic Instruments                            911
                                                             ------
ENVIRONMENTAL SERVICES -- 1.3%
Republic Industries* .............          10,500              440
                                                             ------
FINANCIAL SERVICES -- 7.2%
Bear Stearns .....................           4,515              135
Countrywide Credit Industries ....          14,800              442
Equifax ..........................          14,000              441
MBNA .............................          13,100              452
Morgan Stanley Group .............           5,488              314
SLMA .............................           5,700              621
                                                             ------
        Total Financial Services .                            2,405
                                                             ------
HEALTH SERVICES -- 3.1%
HBO ..............................           8,778              550
Oxford Health Plan* ..............           9,000              489
                                                             ------
        Total Health Services ....                            1,039
                                                             ------
HOSPITALS -- 0.4%
Health Management Associates, Class A*       4,350              120
                                                             ------
HOTELS & LODGING -- 2.1%
HFS* .............................           8,000              560
Marriott International ...........           2,500              133
                                                             ------
        Total Hotels & Lodging ...                              693
                                                             ------
HOUSEHOLD FURNITURE & FIXTURES -- 1.3%
Leggett & Platt ..................           13,200             424
                                                             ------
INSURANCE -- 3.2%
Conseco ..........................            8,700             639
Progressive of Ohio ..............            6,200             412
                                                             ------
        Total Insurance ..........                            1,051
                                                             ------
INTEGRATED OIL COMPANIES -- 2.0%
Phillips Petroleum ...............            8,600             379
Sonat Inc. .......................            5,500             293
                                                             ------
        Total Integrated Oil
           Companies .............                              672
                                                             ------
LEISURE/GAMING -- 1.1%
International Game Technology ....            20,000            355
                                                             ------

                                                              Market
DIVERSIFIED GROWTH                                            Value
PORTFOLIO (continued)                          Shares         (000)
-------------------------------------------------------------------------------
MACHINERY -- 1.5%
Tyco International Ltd. ..........               8,700       $  497
                                                             ------
MEDICAL SUPPLIES -- 1.1%
Guidant ..........................               6,400          357
                                                             ------
MISCELLANEOUS BUSINESS SERVICES-- 2.5%
Ecolab ...........................              10,900          403
Total System Services ............              15,800          446
                                                             ------
        Total Miscellaneous Business
           Services ..............                              849
                                                             ------
MONEY-CENTER BANKS -- 0.7%
BankAmerica ......................               1,995          223
                                                             ------
MULTI-LINE INSURERS -- 3.4%
Providian ........................               2,200          119
Travelers ........................              19,488        1,021
                                                             ------
        Total Multi-line Insurers                             1,140
                                                             ------
OIL & GAS PRODUCTION -- 1.2%
Union Pacific Resources Group ....              14,300          406
                                                             ------
PAPER & PAPER PRODUCTS -- 1.3%
James River Corporation ..........              13,100          421
                                                             ------
PETROLEUM & FUEL PRODUCTS-- 2.8%
Global Marine* ...................              21,800          488
Rowan* ...........................              17,400          439
                                                             ------
        Total Petroleum & Fuel Products                         927
                                                             ------
PRINTING & PUBLISHING -- 0.9%
Gartner Group, Class A* ..........               8,400          288
                                                             ------
RETAIL -- 6.6%
Dollar General ...................              14,700          456
F.W. Woolworth* ..................              17,700          361
Gap ..............................              11,400          328
Safeway* .........................              13,000          621
TJX ..............................              10,600          421
                                                             ------
        Total Retail .............                            2,187
                                                             ------
SEMI-CONDUCTORS/INSTRUMENTS-- 3.1%
Intel ............................               3,100          503
Western Digital* .................               7,200          522
                                                             ------
        Total Semi-Conductors/Instruments                     1,025
                                                             ------

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF NET ASSETS (concluded)                GOLDEN OAK FAMILY OF FUNDS
January 31, 1997

                                           Shares/Face       Market
DIVERSIFIED GROWTH                            Amount          Value
PORTFOLIO (continued)                         (000)           (000)
--------------------------------------------------------------------------------
SOFTWARE -- 8.2%
BMC Software* ....................             12,600         $  547
Cadence Design Systems* ..........             12,750            488
Computer Associates International               7,050            320
Oracle Systems* ..................              3,700            144
Parametric Technology* ...........              8,200            474
Peoplesoft* ......................             13,800            752
                                                              ------
        Total Software ...........                             2,725
                                                              ------
TELECOMMUNICATIONS EQUIPMENT-- 6.3%
ADC Telecommunications* ..........             13,300            477
Ascend Communications* ...........             11,500            801
Cascade Communications* ..........              7,200            286
Tellabs* .........................             12,600            519
                                                              ------
        Total Telecommunications Equipment                     2,083
                                                              ------
TELEPHONES -- 0.2%
LCI International* ...............              2,800             63
                                                              ------
TRANSPORTATION -- 2.5%
British Airways, Public Limited ..              4,300            409
Canadian Pacific Limited .........             15,600            423
                                                              ------
        Total Transportation .....                               832
                                                              ------
        Total Common Stock
           (Cost $24,943) ........                            31,647
                                                              ------
REPURCHASE AGREEMENTS -- 7.1%
Morgan Stanley Government Securities (A)
    5.48%, dated 01/31/97, matures
    02/03/97, repurchase price
    $2,346,867 (collateralized by
    U.S. Treasury Bonds, par value
    $1,712,000, 14.25%, 02/15/02;
    market value $2,402,927) .....             $2,346          2,346
                                                              ------
        Total Repurchase Agreements
           (Cost $2,346) .........                             2,346
                                                              ------
        Total Investments-- 102.4%
           (Cost $27,289) ........                            33,993
                                                              ------
OTHER ASSETS AND LIABILITIES, NET -- (2.4%)                     (794)
                                                              ------

                                                              Market
DIVERSIFIED GROWTH                                             Value
PORTFOLIO(concluded)                                           (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio shares of Class A (unlimited
    authorization  -- no par value) based on
    2,604,959 outstanding shares of
    beneficial interest ..........                           $25,824
Portfolio shares of Class B (unlimited
    authorization -- no par value) based
    on 18,028 outstanding shares of
    beneficial interest ..........                               176
Distributions in Excess of Net
    Investment Income ............                               (18)
Accumulated Net Realized Gain
    on Investments ...............                               513
Net Unrealized Appreciation
    of Investments ...............                             6,704
                                                             -------
Total Net Assets-- 100.0% ........                           $33,199
                                                             =======
Net Asset Value, Offering Price and
    Redemption Price Per Share --
    Class A ......................                            $12.66
                                                             =======
Net Asset Value and Redemption
    Price Per Share --
    Class B ......................                            $12.57
                                                             =======
Maximum Offering Price Per Share --
    Class B ($12.57/94.25%) ......                            $13.34
                                                             =======

* Non-income producing security
(A) Variable Rate Security--The rate reported in the Statement of Net Assets is the rate in effect on January 31, 1997.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                       GOLDEN OAK FAMILY OF FUNDS
For the Year Ended January 31, 1997

                                                               PRIME OBLIGATION   INTERMEDIATE-TERM  DIVERSIFIED
                                                                 MONEY MARKET          INCOME          GROWTH
                                                                   PORTFOLIO          PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------

 Investment Income:
   Dividend Income                                                  $   --             $   --          $  239
   Interest Income                                                   9,314              6,619              86
-----------------------------------------------------------------------------------------------------------------
     Total Investment Income                                         9,314              6,619             325
-----------------------------------------------------------------------------------------------------------------
Expenses:
   Administration Fees                                                 339                215              57
   Investment Advisory Fees                                            509                539             210
   Less: Waiver of Investment Advisory Fees                           (468)              (167)             (3)
   Investment Sub-Advisory Fees                                        127                 --              --
   Custodian Fees                                                       20                 11               4
   Transfer Agent Fees                                                  49                 43              30
   Professional Fees                                                    38                 21               6
   Registration Fees                                                    10                 12               2
   Distribution Fees(1)                                                169                 --               1
   Trustee Fees                                                          7                  6               1
   Printing Expenses                                                    15                 12               4
   Amortization of Deferred Organizational Costs                        28                  7              --
   Other Expenses                                                        4                  3               2
-----------------------------------------------------------------------------------------------------------------
     Total Expenses                                                    847                702             314
-----------------------------------------------------------------------------------------------------------------
   Net Investment Income                                             8,467              5,917              11
-----------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Securities Sold                         (11)               (45)          2,230
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                      --             (3,128)          3,815
-----------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain (Loss) on Investments            (11)            (3,173)          6,045
-----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations                 $8,456             $2,744          $6,056
=================================================================================================================

(1)  All distribution fees are incurred in the Class B Shares.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the Periods Ended January 31,

GOLDEN OAK FAMILY OF FUNDS


                                                                                         PRIME OBLIGATION
                                                                                           MONEY MARKET
                                                                                            PORTFOLIO
                                                                                -------------------------------
                                                                                  1997                   1996
---------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income                                                        $  8,467              $    9,082
  Net Realized Gain (Loss) on Securities Sold                                       (11)                      5
  Net Change in Unrealized Appreciation (Depreciation) on Investments                --                      --
---------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Investment Operations                   8,456                   9,087
---------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class A                                                                      (5,202)                 (6,154)
    Class B                                                                      (3,265)                 (2,928)
  Realized Net Gains
    Class A                                                                          --                      --
    Class B                                                                          --                      --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                                          (8,467)                 (9,082)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Class A:
    Shares Issued                                                               202,332                 230,201
    Shares Issued in Lieu of Cash Distributions                                       6                       7
    Shares Redeemed                                                            (215,233)               (231,879)
---------------------------------------------------------------------------------------------------------------
    Total Class A Share Transactions                                            (12,895)                 (1,671)
---------------------------------------------------------------------------------------------------------------
  Class B:
    Shares Issued                                                               498,815                 674,637
    Shares Issued in Lieu of Cash Distributions                                     227                     123
    Shares Redeemed                                                            (502,644)               (620,486)
---------------------------------------------------------------------------------------------------------------
    Total Class B Share Transactions                                             (3,602)                 54,274
---------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets From Capital Share Transactions           (16,497)                 52,603
---------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets                                     (16,508)                 52,608
---------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period                                                           182,702                 130,094
---------------------------------------------------------------------------------------------------------------
  End of Period                                                                $166,194                $182,702
===============================================================================================================
Shares Issued and Redeemed
  Class A:
    Issued                                                                      202,332                 230,201
    Issued in Lieu of Cash Distributions                                              6                       7
    Redeemed                                                                   (215,233)               (231,879)
---------------------------------------------------------------------------------------------------------------
      Total Class A Share Transactions                                          (12,895)                 (1,671)
---------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                                      498,815                 674,637
    Issued in Lieu of Cash Distributions                                            227                     123
    Redeemed                                                                   (502,644)               (620,486)
---------------------------------------------------------------------------------------------------------------
      Total Class B Share Transactions                                           (3,602)                 54,274
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares                                           (16,497)                 52,603
===============================================================================================================
The accompanying notes are an integral part of the financial statements.



                                                                                                    GOLDEN OAK FAMILY OF FUNDS

                                                                                         INTERMEDIATE-TERM       DIVERSIFIED
                                                                                             INCOME               GROWTH
                                                                                            PORTFOLIO            PORTFOLIO
                                                                                     ---------------------- -----------------------
                                                                                     1997           1996    1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income                                                             $  5,917   $  5,360      $   11       $  224
  Net Realized Gain (Loss) on Securities Sold                                            (45)     1,628       2,230        3,411
  Net Change in Unrealized Appreciation (Depreciation) on Investments                 (3,128)     4,323       3,815        2,316
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Investment Operations                        2,744     11,311       6,056        5,951
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class A                                                                           (5,911)    (5,347)        (15)        (237)
    Class B                                                                               (6)       (13)          --           (1)
  Realized Net Gains
    Class A                                                                               --         --         (82)      (4,216)
    Class B                                                                               --         --          (1)         (22)
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                               (5,917)    (5,360)        (98)      (4,476)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Class A:
    Shares Issued                                                                     27,079     28,102       8,771        7,863
    Shares Issued in Lieu of Cash Distributions                                           --         --          --           17
    Shares Redeemed                                                                  (11,494)    (9,830)     (6,628)     (17,509)
------------------------------------------------------------------------------------------------------------------------------------
    Total Class A Share Transactions                                                  15,585     18,272       2,143       (9,629)
------------------------------------------------------------------------------------------------------------------------------------
  Class B:
    Shares Issued                                                                         15         10         150           46
    Shares Issued in Lieu of Cash Distributions                                            5          7           1           22
    Shares Redeemed                                                                     (139)      (138)        (21)          (2)
------------------------------------------------------------------------------------------------------------------------------------
    Total Class B Share Transactions                                                    (119)      (121)        130           66
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets From Capital Share Transactions                 15,466     18,151       2,273       (9,563)
------------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets                                           12,293     24,102       8,231       (8,088)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period                                                                104,480     80,378      24,968       33,056
------------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                                     $116,773   $104,480     $33,199      $24,968
====================================================================================================================================
Shares Issued and Redeemed
  Class A:
    Issued                                                                             2,757      2,857         790          737
    Issued in Lieu of Cash Distributions                                                  --         --          --            2
    Redeemed                                                                          (1,162)      (994)       (601)      (1,617)
------------------------------------------------------------------------------------------------------------------------------------
      Total Class A Share Transactions                                                 1,595      1,863         189         (878)
------------------------------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                                                 1          1           1            5
    Issued in Lieu of Cash Distributions                                                  --          1          --            2
    Redeemed                                                                             (14)       (14)         (2)          (1)
------------------------------------------------------------------------------------------------------------------------------------
      Total Class B Share Transactions                                                   (13)       (12)         (1)           6
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares                                                  1,582      1,851         188         (872)
====================================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                     16 & 17

FINANCIAL HIGHLIGHTS                                 GOLDEN OAK FAMILY OF FUNDS
For a Share Outstanding Throughout each Period
For the Periods Ended January 31,



             NET               REALIZED      DISTRIBUTIONS       NET               NET
            ASSET                AND         ---------------    ASSET             ASSETS    RATIO OF     RATIO OF
            VALUE     NET    UNREALIZED        NET       NET    VALUE              END      EXPENSES    NET INCOME
          BEGINNING INVESTMENT GAIN (LOSS) INVESTMENT REALIZED   END     TOTAL  OF PERIOD TO AVERAGE   TO AVERAGE
         OF PERIOD   INCOME  ON INVESTMENTS  INCOME     GAIN   OF PERIOD RETURN   (000)    NET ASSETS    NET ASSETS
---------------------------------------------------------------------------------------------------------------------

PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    1997   $1.00      0.05       --           (0.05)     --     $1.00    5.21%   $94,508      0.40%       5.08%
    1996    1.00      0.06       --           (0.06)     --      1.00    5.74    107,409      0.40        5.60
    1995    1.00      0.04       --           (0.04)     --      1.00    4.21    109,076      0.40        4.20
    1994(1) 1.00      0.03       --           (0.03)     --      1.00    2.87    117,188      0.40        2.83
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS B
    1997   $1.00      0.05       --           (0.05)     --     $1.00    4.95%   $71,686      0.65%       4.83%
    1996    1.00      0.05       --           (0.05)     --      1.00    5.47     75,293      0.65        5.31
    1995    1.00      0.04       --           (0.04)     --      1.00    3.95     21,018      0.65        3.95
    1994(2) 1.00       --        --              --      --      1.00    2.90*       104      0.65*       2.68*
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    1997  $10.15      0.54     (0.32)         (0.54)     --     $9.83    2.31%   $116,689     0.65%       5.48%
    1996    9.52      0.56      0.63          (0.56)     --     10.15   12.83     104,270     0.65        5.68
    1995   10.19      0.50     (0.67)         (0.50)     --      9.52   (1.61)     80,064     0.65        5.21
    1994(1)10.00      0.46      0.23          (0.46)   (0.04)   10.19    6.99      64,329     0.65        4.47
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS B+
    1997  $10.15      0.52     (0.32)         (0.52)     --     $9.83    2.05%   $     84     0.90%       5.20%
    1996    9.52      0.54      0.63          (0.54)     --     10.15   12.54         210     0.90        5.49
    1995   10.19      0.48     (0.67)         (0.48)     --      9.52   (1.85)        314     0.90        4.96
    1994(3)10.12      0.31      0.11          (0.31)   (0.04)   10.19    6.72*        365     0.90*       4.27*
DIVERSIFIED GROWTH PORTFOLIO CLASS A
    1997  $10.26       --       2.44          (0.01)   (0.03)  $12.66   23.79%    $32,973     1.10%       0.04%
    1996   10.00      0.07      1.74          (0.07)   (1.48)   10.26   18.81      24,775     1.10        0.62
    1995   10.82      0.08     (0.64)         (0.08)   (0.18)   10.00   (5.24)     32,931     1.10        0.74
    1994(1)10.00      0.08      0.82          (0.08)      --    10.82    9.08      24,955     1.10        0.77
DIVERSIFIED GROWTH PORTFOLIO CLASS B+
    1997  $10.20     (0.03)     2.43             --    (0.03)  $12.57   23.56%   $    226     1.35%      (0.20)%
    1996    9.96      0.04      1.72          (0.04)   (1.48)   10.20   18.43         193     1.35        0.30
    1995   10.81      0.05     (0.67)         (0.05)   (0.18)    9.96   (5.76)        125     1.35        0.49
    1994(3) 9.54      0.02      1.27          (0.02)      --    10.81   22.00*        173     1.35*       0.33*
======================================================================================================================



  RATIO OF     RATIO OF
  EXPENSES    NET INCOME
  TO AVERAGE  TO AVERAGE
  NET ASSETS   NET ASSETS PORTFOLIO  AVERAGE
  (EXCLUDING  (EXCLUDING  TURNOVER  COMMISSION
   WAIVERS)    WAIVERS)     RATE       RATE++
 ---------------------------------------------
  0.68%         4.80%        N/A       N/A
  0.70          5.30         N/A       N/A
  0.68          3.92         N/A       N/A
  0.67          2.56         N/A       N/A

  0.93%         4.55%        N/A       N/A
  0.95          5.01         N/A       N/A
  0.93          3.67         N/A       N/A
  0.93*         2.40*        N/A       N/A

  0.80%         5.33%       34.67%     N/A
  0.84          5.49       121.47      N/A
  0.86          5.00       141.51      N/A
  0.83          4.29        71.73      N/A

  1.05%         5.05%       34.67%     N/A
  1.09          5.30       121.47      N/A
  1.11          4.75       141.51      N/A
  1.08*         4.09*       71.73      N/A

  1.11%         0.03%      130.69%   $0.0600
  1.17          0.55       189.48       N/A
  1.24          0.60        84.00       N/A
  1.21          0.66        68.91       N/A

  1.36%        (0.21)%     130.69%   $0.0600
  1.42          0.23       189.48       N/A
  1.49          0.35        84.00       N/A
  1.45*         0.23*       68.91       N/A
================================================================================



*   Annualized
+   Total return does not reflect the sales charge.
++ Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) Commenced operations February 1, 1993.
(2) Commenced operations January 20, 1994.
(3) Commenced operations June 18, 1993.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                        GOLDEN OAK FAMILY OF FUNDS
January 31, 1997

1.  Organization:

THE GOLDEN OAK FAMILY OF FUNDS are separate  investment  portfolios of
The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator") on October 9, 1992. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), Golden Oak Diversified Growth Portfolio ("the Equity Portfolio"), and Golden Oak Intermediate-Term Income Portfolio ("the Bond Portfolio") (together, the "Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

   SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

   Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

   FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolio are accreted and amortized to maturity using the effective interest method.

NOTES TO FINANCIAL STATEMENTS (continued) GOLDEN OAK FAMILY OF FUNDS January 31, 1997

   REPURCHASE AGREEMENTS--The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

   If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

   NET ASSET VALUE PER SHARE--The net asset value per share of each Portfolio is calculated each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

   CLASSES OF SHARES--Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

   EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class B bears a class specific 12b-1 fee. Income, other expenses and accumulated realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of relative net asset value each day.

   OTHER--Distributions from net investment income are declared and paid monthly to Shareholders of the Equity Portfolio. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolio are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each of the Portfolios.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Distributor receives no fees for its distribution services under the Distribution Agreement. The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class B shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class B shares of each Portfolio.

4. Investment Advisory Agreement:

The Trust has entered into an Investment Advisory Agreement with Citizens Bank (the "Adviser") dated January 28, 1993 under which the Adviser receives an annual fee equal to .74% of the average daily net assets of the Equity Portfolio, .50% of the average daily net assets of the Bond Portfolio and .30% of the average daily net assets of the Money Market Portfolio. The Adviser has

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1997

voluntarily agreed to waive all or a portion of its fees (and to reimburse each Portfolio's expenses) in order to limit operating expenses of the Class A and Class B shares (exclusive of distribution expenses) to not more than 1.10% of the average daily net assets of the Equity Portfolio, .65% of the average daily net assets of the Bond Portfolio and .40% of the average daily net assets of the Money Market Portfolio. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wellington Management Company LLP (the "Sub-Adviser") serves as the investment Sub-Adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser. The Sub-Adviser receives an annual fee, computed daily and paid monthly, equal to .075% of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Equity Portfolio pursuant to a sub-advisory agreement dated August 31, 1995 with the Adviser and receives an annual fee, computed daily and paid quarterly, equal to .40% of the average daily net assets of the Equity Portfolio.

5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the year ended January 31, 1997, were as follows:
                     INTERMEDIATE-TERM  DIVERSIFIED
                          INCOME          GROWTH
                           (000)           (000)
---------------------------------------------------
Purchases:
   U.S. Government       $37,255          $    --
   Other                  10,317           36,346
Sales:
   U.S. Government       $30,754          $    --
   Other                   4,011           34,602

At January 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at January 31, 1997 for the Equity and Bond Portfolios are as follows:

                     INTERMEDIATE-TERM  DIVERSIFIED
                          INCOME          GROWTH
                           (000)           (000)
---------------------------------------------------
Aggregate Gross
   Unrealized
   Appreciation           $ 274           $7,083
Aggregate Gross
   Unrealized
   Depreciation            (995)            (379)
                          -----           ------
Net Unrealized
   Appreciation
   (Depreciation)         $(721)          $6,704
                          =====           ======

NOTES TO FINANCIAL STATEMENTS (concluded)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1997

At January 31, 1997, the Portfolios had available realized capital losses to offset future net capital gains as follows through fiscal year ending:

                                       2003   2005
                                       (000)  (000)
                                       -----  -----

Prime Obligation                      $ --     $16
Intermediate-Term Income               534      45

7. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolio invests primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE GOLDEN OAK FAMILY OF FUNDS
                                   (UNAUDITED)

For shareholders that do not have a January 31, 1997 tax year end, this notice is for informational purposes only. For shareholders with a January 31, 1997 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 1997, each portfolio is designating the following items with regard to distributions paid during the year.

                                     (A)               (B)             (C)
                                  LONG TERM      ORDINARY INCOME      TOTAL
                                CAPITAL GAINS     DISTRIBUTIONS   DISTRIBUTIONS
PORTFOLIO                        (TAX BASIS)       (TAX BASIS)     (TAX BASIS)
--------------------------------------------------------------------------------
Prime Obligation                     0%               100%            100%
Intermediate-Term Income             0%               100%            100%
Diversified Growth                   55%               45%            100%
================================================================================
                                     (D)               (E)             (F)
                                 QUALIFYING        TAX EXEMPT        FOREIGN
PORTFOLIO                       DIVIDENDS(1)       INTEREST(2)     TAX CREDIT
--------------------------------------------------------------------------------
Prime Obligation                     0%                0%              0%
Intermediate-Term Income             0%                0%              0%
Diversified Growth                  100%               0%              0%
================================================================================
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The Golden Oak Intermediate-Term Income Portfolio satisfies California's, Connecticut's and New York's statutory requirements to pass through income from Federal obligations. Accordingly, the pro rata portion of income from Federal obligations may be exempt from these respective states' income tax. Income from Federal obligations is 66.38% of the total "Ordinary Income Distributions" in column (B) above. No other fund within this complex qualifies in California, Connecticut, or New York to pass through exempt interest dividends from U.S. Government obligations.
* Items (A) and (B) are based on a percentage of each portfolio's distributions.
** Items (D), (E), and (F) are based on a percentage of ordinary income distributions of each portfolio.

BUILD YOUR FAMILY'S FUTURE
WITH PEOPLE YOU TRUST.

THE GOLDEN OAK FAMILY OF FUNDS
PRIME OBLIGATION MONEY MARKET PORTFOLIO
INTERMEDIATE-TERM INCOME PORTFOLIO
DIVERSIFIED GROWTH PORTFOLIO

INVESTMENT ADVISER:
CITIZENS BANK
328 SOUTH SAGINAW STREET
FLINT,MI 48502

DISTRIBUTOR:
SEI FINANCIAL SERVICES COMPANY
OAKS, PA 19456





FOR INFORMATION, CALL:
1-800-545-6331
CIT-F-006-05